SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	8,470,761
Number of options Granted	10,080,000
Number of options Exercised	(1,918,100)
Number of options Forfeited	(395,313)
Number of options Expired	(2)
Number of options Outstanding at End	16,237,346	8,470,761
Number of options Exercisable	7,897,642
Weighted- average exercise price,Outstanding	$ 0.68
Weighted- average exercise price Granted	8.56
Weighted- average exercise price Exercised	0.50
Weighted- average exercise price Forfeited	2.75
Weighted- average exercise price Expired	1.14
Weighted- average exercise price Outstanding at End	5.55	$ 0.68
Weighted- average exercise price Exercisable	$ 5.47
Weighted- average remaining contractual term Outstanding	6 years 11 months 12 days	7 years 11 months 1 day
Weighted- average remaining contractual term Outstanding at End	6 years 11 months 12 days	7 years 11 months 1 day
Weighted- average remaining contractual term Exercisable	6 years 7 months 6 days
Aggregate intrinsic value, Outstanding	$ 43,598
Aggregate intrinsic value, Exercised	2,363
Aggregate intrinsic value, Outstanding at End	12,905	$ 43,598
Aggregate intrinsic value Exercisable	$ 6,902